Consolidated Statements of Net Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues	$ 658	$ 768
Cost of revenues	(104)	(365)
Gross profit	554	403
Research and development expenses, net	21,653	22,695
General and administrative expenses	11,754	7,704
Operating loss	32,853	29,996
Financial income	(634)	(120)
Financial expenses	85	44
Financial income, net	(549)	(76)
Net loss and comprehensive loss	$ 32,304	$ 29,920
Loss per ordinary share
Basic and diluted	$ 0.42	$ 0.45
Weighted average ordinary shares outstanding
Basic and diluted	77,554,740	66,346,506